Shareholder Report, Line Graph (Details)	6 Months Ended	12 Months Ended	41 Months Ended	60 Months Ended	108 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000003891 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	BATS: Series C Portfolio
Average Annual Return, Percent	5.62%	14.46%		1.72%		3.17%
C000003892 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	BATS: Series M Portfolio
Average Annual Return, Percent	5.97%	13.06%		0.55%		1.82%
C000003893 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	BATS: Series S Portfolio
Average Annual Return, Percent	4.38%	8.56%		2.33%		2.52%
C000032703 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	BATS: Series P Portfolio
Average Annual Return, Percent	0.10%	0.52%		5.07%		1.29%
C000144517 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	BATS: Series E Portfolio
Average Annual Return, Percent	5.39%	17.61%		3.15%		5.05%
C000146955 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	BATS: Series A Portfolio
Average Annual Return, Percent	5.03%	10.65%		3.30%	4.63%
C000227189 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	BATS: Series V Portfolio
Average Annual Return, Percent	1.83%	3.58%	2.08%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	5.26%	11.57%		0.33%		1.84%
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.69%	10.37%	0.15%	1.39%		2.52%
Bloomberg U S Universal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	5.40%	12.08%		0.70%	2.15%
Bloomberg U S Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Credit Index
Average Annual Return, Percent	5.66%	13.81%		1.07%		2.79%
Bloomberg MBS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg MBS Index
Average Annual Return, Percent	5.60%	12.32%		0.04%		1.41%
ICE BofA 1 3 Year U S Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent	3.84%	6.74%		1.52%		1.42%
Bloomberg U S Treasury 7 10 Year Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury 7-10 Year Bond Index
Average Annual Return, Percent	5.57%	10.98%		(0.69%)		1.52%
Bloomberg U S Bellwether 10 Year Swap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Bellwether 10 Year Swap Index
Average Annual Return, Percent	6.23%	12.12%		(1.29%)		1.57%
Bloomberg Municipal High Yield Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal High Yield Bond Index
Average Annual Return, Percent	5.88%	17.38%		3.07%		4.52%
Customized Reference Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Customized Reference Benchmark
Average Annual Return, Percent	4.77%	15.20%		2.56%
Customized Reference Benchmark prior [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Customized Reference Benchmark (prior)
Average Annual Return, Percent	3.80%	12.78%		2.00%
Reference Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Reference Benchmark
Average Annual Return, Percent	4.91%	10.89%		1.80%	2.44%
SIFMA Municipal Swap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SIFMA Municipal Swap Index
Average Annual Return, Percent	1.74%	3.49%	2.08%